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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04963

The Berwyn Funds
(Exact name of registrant as specified in charter)

1189 Lancaster Avenue Berwyn, Pennsylvania	19312
(Address of principal executive offices)	(Zip code)

Michael P. Magee

The Killen Group, Inc. 1189 Lancaster Avenue Berwyn, Pennsylvania 19312
(Name and address of agent for service)

Registrant's telephone number, including area code:	(610) 296-7222

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 92.7%	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
AUTO COMPONENTS - 4.7%
China Automotive Systems, Inc.(a)	421,070	$1,953,765
Spartan Motors, Inc.	1,167,235	4,610,578
		6,564,343
AUTOMOBILES - 1.7%
Winnebago Industries, Inc.	104,957	2,356,285

HOUSEHOLD DURABLES - 3.0%
Hooker Furniture Corp.	127,674	4,194,091

LEISURE PRODUCTS - 1.4%
Callaway Golf Co.	224,978	2,051,799

SPECIALTY RETAIL - 2.4%
Christopher & Banks Corp.(a)	927,451	2,216,608
Express, Inc.(a)	54,000	1,156,140
		3,372,748
TEXTILES, APPAREL & LUXURY GOODS - 2.0%
Crocs, Inc.(a)	293,200	2,820,584

CONSUMER STAPLES - 0.6%
BEVERAGES - 0.6%
MGP Ingredients, Inc.	36,645	888,275

ENERGY - 3.5%
ENERGY EQUIPMENT & SERVICES - 1.2%
Newpark Resources, Inc.(a)	410,850	1,774,872

OIL, GAS & CONSUMABLE FUELS - 2.3%
Hallador Energy Co.	696,251	3,181,867

FINANCIALS - 10.3%
INSURANCE - 4.5%
Hallmark Financial Services, Inc.(a)	555,956	6,393,494

REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.7%
Cedar Realty Trust, Inc.	526,910	3,809,559

See notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.7% (Continued)	Shares	Value
FINANCIALS - 10.3% (Continued)
THRIFTS & MORTGAGE FINANCE - 3.1%
Dime Community Bancshares, Inc.	243,408	$4,288,849

HEALTH CARE - 2.6%
BIOTECHNOLOGY - 2.6%
Myriad Genetics, Inc.(a)	98,015	3,668,702

INDUSTRIALS - 26.2%
COMMERCIAL SERVICES & SUPPLIES - 9.5%
ACCO Brands Corp.(a)	451,632	4,055,655
Ennis, Inc.	178,791	3,495,364
Knoll, Inc.	186,296	4,033,308
McGrath RentCorp	71,256	1,787,101
		13,371,428
CONSTRUCTION & ENGINEERING - 2.7%
Granite Construction, Inc.	80,551	3,850,338

ELECTRICAL EQUIPMENT - 2.5%
Encore Wire Corp.	88,602	3,449,276

MACHINERY - 5.1%
FreightCar America, Inc.	189,181	2,947,440
Graham Corp.	209,061	4,162,404
		7,109,844
MARINE - 1.5%
Diana Shipping, Inc.(a)	758,689	2,025,700

PROFESSIONAL SERVICES - 4.9%
Navigant Consulting, Inc.(a)	228,765	3,616,775
RPX Corp.(a)	293,875	3,309,032
		6,925,807
INFORMATION TECHNOLOGY - 19.4%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 10.7%
Mercury Systems, Inc.(a)	284,634	5,778,070
Methode Electronics, Inc.	96,889	2,833,034
Plexus Corp.(a)	75,600	2,987,712
ScanSource, Inc.(a)	83,920	3,388,690
		14,987,506

See notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.7% (Continued)	Shares	Value
INFORMATION TECHNOLOGY - 19.4% (Continued)
INTERNET SOFTWARE & SERVICES - 0.4%
SciQuest, Inc.(a)	41,816	$580,406

IT SERVICES - 0.8%
Unisys Corp.(a)	155,725	1,199,083

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.5%
Advanced Energy Industries, Inc.(a)	100,212	3,486,375
Rudolph Technologies, Inc.(a)	312,991	4,275,457
Synaptics, Inc.(a)	34,804	2,775,271
		10,537,103
MATERIALS - 12.2%
CHEMICALS - 7.0%
KMG Chemicals, Inc.	275,132	6,347,295
Landec Corp.(a)	331,534	3,481,107
		9,828,402
METALS & MINING - 2.5%
Stillwater Mining Co.(a)	322,103	3,430,397

PAPER & FOREST PRODUCTS - 2.7%
Deltic Timber Corp.	63,778	3,836,247

TELECOMMUNICATION SERVICES - 2.7%
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.7%
Vonage Holdings Corp.(a)	813,755	3,718,860

TOTAL COMMON STOCKS (Cost $128,679,717)		$130,215,865

See notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.8%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.30%(b)	7,073,619	$7,073,619
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.37%(b)	2,496,656	2,496,656
TOTAL MONEY MARKET FUNDS (Cost $9,570,275)		$9,570,275

TOTAL INVESTMENTS AT VALUE - 99.5% (Cost $138,249,992)		$139,786,140

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		741,809

NET ASSETS - 100.0%		$140,527,949

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2016.

See notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 22.0%	Shares	Value
CONSUMER DISCRETIONARY - 4.2%
AUTO COMPONENTS - 0.7%
Superior Industries International, Inc.	553,412	$12,219,337

HOTELS, RESTAURANTS & LEISURE - 0.5%
Carnival Corp.	140,000	7,387,800

HOUSEHOLD DURABLES - 1.0%
Sony Corp. - ADR	678,000	17,438,160

LEISURE PRODUCTS - 0.9%
Mattel, Inc.	430,000	14,456,600

MEDIA - 1.1%
Scripps Networks Interactive, Inc. - Class A	292,000	19,126,000

CONSUMER STAPLES - 1.2%
BEVERAGES - 1.2%
Carlsberg A/S - Class B - ADR	1,030,000	19,765,700

FINANCIALS - 1.2%
BANKS - 0.2%
Huntington Bancshares, Inc.	420,000	4,006,800

INSURANCE - 0.3%
Aflac, Inc.	35,000	2,209,900
Hartford Financial Services Group, Inc. (The)	44,000	2,027,520
		4,237,420
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
Mack-Cali Realty Corp.	490,000	11,515,000

HEALTH CARE - 3.7%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
CryoLife, Inc.	1,369,373	14,720,760

HEALTH CARE PROVIDERS & SERVICES - 1.7%
Landauer, Inc.(a)	534,930	17,690,135
Quest Diagnostics, Inc.	168,500	12,039,325
		29,729,460

See notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 22.0% (Continued)	Shares	Value
HEALTH CARE - 3.7% (Continued)
PHARMACEUTICALS - 1.1%
GlaxoSmithKline plc - ADR	444,000	$18,004,200

INDUSTRIALS - 3.3%
COMMERCIAL SERVICES & SUPPLIES - 1.5%
Ennis, Inc.	300,000	5,865,000
Pitney Bowes, Inc.	917,000	19,752,180
		25,617,180
ELECTRICAL EQUIPMENT - 0.7%
LSI Industries, Inc.	999,553	11,744,748

INDUSTRIAL CONGLOMERATES - 1.1%
Koninklijke Philips N.V.	687,100	19,616,705

INFORMATION TECHNOLOGY - 6.0%
COMMUNICATIONS EQUIPMENT - 1.2%
Brocade Communications Systems, Inc.	320,000	3,385,600
Nokia Corp. - ADR	1,500,000	8,865,000
PCTEL, Inc.(a)	1,600,000	7,648,000
		19,898,600
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.0%
Corning, Inc.	975,000	20,367,750
CTS Corp.	712,101	11,208,470
FLIR Systems, Inc.	580,000	19,111,000
		50,687,220
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
Tessera Technologies, Inc.	347,759	10,780,529

SOFTWARE - 1.2%
Nintendo Co., Ltd. - ADR	833,654	14,797,358
Symantec Corp.	350,000	6,433,000
		21,230,358
MATERIALS - 0.9%
METALS & MINING - 0.9%
Alcoa, Inc.	555,500	5,321,690
Gold Resource Corp.	1,465,025	3,413,508
Nucor Corp.	72,000	3,405,600
Rio Tinto plc - ADR	118,000	3,335,860
		15,476,658

See notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 22.0% (Continued)	Shares	Value
UTILITIES - 1.5%
ELECTRIC UTILITIES - 1.5%
Exelon Corp.	238,000	$8,534,680
FirstEnergy Corp.	488,550	17,573,143
		26,107,823

TOTAL COMMON STOCKS (Cost $342,267,025)		$373,767,058

PREFERRED STOCKS - 5.3%	Shares	Value
ENERGY - 0.3%
OIL, GAS & CONSUMABLE FUELS - 0.3%
Chesapeake Energy Corp., 5.00% CV	248,672	$4,090,654

FINANCIALS - 2.7%
REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.6%
FelCor Lodging Trust, Inc., 7.80%	1,047,304	26,402,534

THRIFTS & MORTGAGE FINANCE - 1.1%
New York Community Capital Trust V, 6.00% CV	376,486	18,880,773

INDUSTRIALS - 1.4%
COMMERCIAL SERVICES & SUPPLIES - 1.4%
Pitney Bowes, Inc., 6.70%	899,013	24,174,460

MATERIALS - 0.3%
METALS & MINING - 0.3%
Alcoa, Inc., 5.375%	165,588	5,462,748

UTILITIES - 0.6%
ELECTRIC UTILITIES - 0.6%
Exelon Corp., 6.50%	210,361	10,356,072

TOTAL PREFERRED STOCKS (Cost $103,407,677)		$89,367,241

CORPORATE BONDS - 52.0%	Par Value	Value
CONSUMER DISCRETIONARY - 8.2%
HOTELS, RESTAURANTS & LEISURE - 1.4%
Ruby Tuesday, Inc., 7.625%, due 05/15/20	$8,035,000	$7,874,300
Starbucks Corp., 0.875%, due 12/05/16	4,722,000	4,726,269
Wyndham Worldwide Corp., 2.95%, due 03/01/17	10,688,000	10,789,215
		23,389,784

See notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 52.0% (Continued)	Par Value	Value
CONSUMER DISCRETIONARY - 8.2% (Continued)
HOUSEHOLD DURABLES - 0.7%
Newell Rubbermaid, Inc., 2.05%, due 12/01/17	$12,507,000	$12,544,896

LEISURE PRODUCTS - 0.9%
Brunswick Corp., 144A, 4.625%, due 05/15/21	12,538,000	12,632,035
Mattel, Inc., 2.50%, due 11/01/16	3,372,000	3,397,381
		16,029,416
MEDIA - 3.3%
Interpublic Group of Cos., Inc. (The), 2.25%, due 11/15/17	4,200,000	4,200,420
New York Times Co., 6.625%, due 12/15/16	40,000	41,078
Scripps Networks Interactive, Inc., 2.70%, due 12/15/16	30,084,000	30,346,724
Viacom, Inc., 2.50%, due 12/15/16	20,655,000	20,760,340
		55,348,562
MULTI-LINE RETAIL - 0.5%
Family Dollar Stores, Inc., 5.00%, due 02/01/21	5,432,000	5,719,358
J.C. Penney Corp., Inc., 5.75%, due 02/15/18	2,430,000	2,460,375
		8,179,733
SPECIALTY RETAIL - 1.4%
Bed Bath & Beyond, Inc., 5.165%, due 08/01/44	8,235,000	6,964,554
Best Buy Co., Inc., 5.50%, due 03/15/21	13,945,000	14,729,406
L Brands, Inc., 6.90%, due 07/15/17	1,587,000	1,680,236
		23,374,196
CONSUMER STAPLES - 9.0%
BEVERAGES - 1.1%
Constellation Brands, Inc., 7.25%, due 09/01/16	17,415,000	17,763,300

FOOD & STAPLES RETAILING - 3.2%
Costco Wholesale Corp., 1.125%, due 12/15/17	22,445,000	22,543,242
Wal-Mart Stores, Inc., 4.00%, due 04/11/43	29,184,000	30,915,779
		53,459,021
FOOD PRODUCTS - 4.7%
General Mills, Inc., 4.15%, due 02/15/43	25,950,000	26,401,478
Hershey Co., 1.50%, due 11/01/16	2,240,000	2,247,473
Kellogg Co., 4.45%, due 05/30/16	51,250,000	51,544,892
		80,193,843

See notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 52.0% (Continued)	Par Value	Value
ENERGY - 2.2%
ENERGY EQUIPMENT & SERVICES - 0.8%
Seacor Holdings, Inc., 2.50%, due 12/15/27	$14,952,000	$14,157,675

OIL GAS & CONSUMABLE FUELS - 1.4%
Pioneer Natural Resources Co., 6.65%, due 03/15/17	11,259,000	11,642,358
Tesoro Corp., 4.25%, due 10/01/17	11,643,000	11,817,645
		23,460,003
FINANCIALS - 1.4%
REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
Spirit Realty Capital, Inc., 2.875%, due 05/15/19 CV	12,715,000	12,707,053
Spirit Realty Capital, Inc., 3.75%, due 05/15/21	10,760,000	10,827,250
		23,534,303
HEALTH CARE - 8.9%
BIOTECHNOLOGY - 2.8%
Amgen, Inc., 2.30%, due 06/15/16	23,352,000	23,418,693
Amgen, Inc., 2.50%, due 11/15/16	24,262,000	24,476,646
		47,895,339
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Halyard Health, Inc., 6.25%, due 10/15/22	8,270,000	8,238,988

HEALTH CARE PROVIDERS & SERVICES - 4.3%
Express Scripts Holding Co., 3.125%, due 05/15/16	30,420,000	30,502,590
HealthSouth Corp., 5.75%, due 11/01/24	17,696,000	17,926,048
Quest Diagnostics, Inc., 3.20%, due 04/01/16	23,540,000	23,540,000
		71,968,638
PHARMACEUTICALS - 1.3%
Pfizer, Inc., 5.60%, due 09/15/40	17,967,000	22,381,474

INDUSTRIALS - 3.9%
AEROSPACE & DEFENSE - 0.1%
L-3 Communications Corp., 3.95%, due 11/15/16	1,485,000	1,504,359

AIRLINES - 0.7%
Allegiant Travel Co., 5.50%, due 07/15/19	11,180,000	11,487,450

See notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 52.0% (Continued)	Par Value	Value
INDUSTRIALS - 3.9% (Continued)
COMMERCIAL SERVICES & SUPPLIES - 0.3%
ACCO Brands Corp., 6.75%, due 04/30/20	$5,805,000	$6,138,788

COMMUNICATIONS EQUIPMENT - 2.1%
Brocade Communications Systems, Inc., 4.625%, due 01/15/23	36,456,000	35,362,320

MACHINERY - 0.1%
Chart Industries, Inc., 2.00%, due 08/01/18 CV	2,267,000	2,013,379

PROFESSIONAL SERVICES - 0.6%
Dun & Bradstreet Corp., 3.25%, due 12/01/17	9,805,000	9,859,643

INFORMATION TECHNOLOGY - 17.7%
COMMUNICATIONS EQUIPMENT - 4.6%
Ciena Corp., 0.875%, due 06/15/17 CV	51,520,000	50,554,000
Nokia Corp., 6.625%, due 05/15/39	25,801,000	26,833,040
		77,387,040
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.2%
Corning, Inc., 1.45%, due 11/15/17	13,273,000	13,219,324
FLIR Systems, Inc., 3.75%, due 09/01/16	20,668,000	20,854,756
Jabil Circuit, Inc., 7.75%, due 07/15/16	2,131,000	2,161,697
Tech Data Corp., 3.75%, due 09/21/17	602,000	609,883
		36,845,660
IT SERVICES - 1.8%
Unisys Corp., 6.25%, due 08/15/17	14,429,000	14,501,145
WEX, Inc., 144A, 4.75%, due 02/01/23	17,940,000	15,787,200
		30,288,345
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
Altera Corp., 1.75%, due 05/15/17	24,124,000	24,336,653

SOFTWARE - 4.8%
Nuance Communications, Inc., 2.75%, due 11/01/31 CV	33,550,000	33,612,906
Symnatec Corp., 2.75%, due 06/15/17	19,357,000	19,437,661
TiVo, Inc., 2.00%, due 10/01/21 CV	30,932,000	28,786,092
		81,836,659

See notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 52.0% (Continued)	Par Value	Value
INFORMATION TECHNOLOGY - 17.7% (Continued)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.9%
Apple, Inc., 3.85%, due 05/04/43	$32,781,000	$31,873,687
NetApp, Inc., 2.00%, due 12/15/17	323,000	322,216
NetApp, Inc., 3.25%, due 12/15/22	17,795,000	17,278,020
		49,473,923
MATERIALS - 0.7%
METALS & MINING - 0.5%
Kinross Gold Corp., 3.625%, due 09/01/16	8,431,000	8,431,000

PAPER & FOREST PRODUCTS - 0.2%
Mercer International, Inc., 7.00%, due 12/01/19	3,465,000	3,482,325

TOTAL CORPORATE BONDS (Cost $862,221,979)		$880,366,715

MONEY MARKET FUNDS - 21.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.23%(b)	107,207,820	$107,207,820
Fidelity Institutional Money Market Portfolio - Select Class, 0.30%(b)	83,791,410	83,791,410
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.35%(b)	83,791,410	83,791,410
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.37%(b)	83,791,410	83,791,410
TOTAL MONEY MARKET FUNDS (Cost $358,582,050)		$358,582,050

TOTAL INVESTMENTS AT VALUE - 100.5% (Cost $1,666,478,731)		$1,702,083,064

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5%)		(8,049,412)

NET ASSETS - 100.0%		$1,694,033,652

ADR	-	American Depositary Receipt.
CV	-	Convertible Security.
144A	-
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	The fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
(b)	The rate shown is the 7-day effective yield as of March 31, 2016.

See notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

COMMON STOCKS - 88.5%	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
AUTOMOBILES - 3.9%
General Motors Co.	15,545	$488,579
Thor Industries, Inc.	3,000	191,310
		679,889
HOTELS, RESTAURANTS & LEISURE - 2.5%
Carnival Corp.	8,500	448,545

HOUSEHOLD DURABLES - 4.5%
PulteGroup, Inc.	12,000	224,520
Sony Corp. - ADR	22,000	565,840
		790,360
SPECIALTY RETAIL - 2.6%
GameStop Corp. - Class A	14,400	456,912

ENERGY - 9.9%
ENERGY EQUIPMENT & SERVICES - 1.7%
Helmerich & Payne, Inc.	5,000	293,600

OIL, GAS & CONSUMABLE FUELS - 8.2%
Chevron Corp.	5,550	529,470
Devon Energy Corp.	24,000	658,560
Suncor Energy, Inc.	9,330	259,467
		1,447,497
FINANCIALS - 11.7%
BANKS - 5.7%
JPMorgan Chase & Co.	8,000	473,760
Wells Fargo & Co.	10,858	525,093
		998,853
INSURANCE - 6.0%
Assured Guaranty Ltd.	20,800	526,240
Unum Group	17,250	533,370
		1,059,610
HEALTH CARE - 2.9%
PHARMACEUTICALS - 2.9%
GlaxoSmithKline plc - ADR	12,700	514,985

See notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.5% (Continued)	Shares	Value
INDUSTRIALS - 9.1%
COMMERCIAL SERVICES & SUPPLIES - 3.3%
Pitney Bowes, Inc.	26,725	$575,657

CONSTRUCTION & ENGINEERING - 3.1%
Jacobs Engineering Group, Inc.(a)	12,500	544,375

MACHINERY - 2.7%
Joy Global, Inc.	30,000	482,100

INFORMATION TECHNOLOGY - 21.5%
COMMUNICATIONS EQUIPMENT - 3.0%
ADTRAN, Inc.	26,000	525,720

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 9.4%
Corning, Inc.	28,625	597,976
FLIR Systems, Inc.	18,625	613,694
Itron, Inc.(a)	10,650	444,318
		1,655,988
SOFTWARE - 5.9%
CA, Inc.	21,050	648,130
Symantec Corp.	21,000	385,980
		1,034,110
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.2%
BlackBerry Ltd.(a)	68,760	556,268

MATERIALS - 10.0%
CHEMICALS - 3.0%
Mosaic Co. (The)	19,200	518,400

METALS & MINING - 7.0%
Alcoa, Inc.	47,650	456,487
Cliffs Natural Resources, Inc.(a)	85,000	255,000
Nucor Corp.	11,000	520,300
		1,231,787
UTILITIES - 9.9%
ELECTRIC UTILITIES - 9.9%
Exelon Corp.	14,100	505,626
FirstEnergy Corp.	17,335	623,540

See notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.5% (Continued)	Shares	Value
UTILITIES - 9.9% (Continued)
ELECTRIC UTILITIES - 9.9% (Continued)
PPL Corp.	16,000	$609,120
		1,738,286

TOTAL COMMON STOCKS (Cost $14,714,430)		$15,552,942

MONEY MARKET FUNDS - 12.0%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.30%(b)	793,447	$793,447
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.35%(b)	529,892	529,892
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.37%(b)	793,446	793,446
TOTAL MONEY MARKET FUNDS (Cost $2,116,785)		$2,116,785

TOTAL INVESTMENTS AT VALUE - 100.5% (Cost $16,831,215)		$17,669,727

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5%)		(89,174)

NET ASSETS - 100.0%		$17,580,553

ADR	-	American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2016.

See notes to Schedules of Investments.

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2016 (Unaudited)

1.   Securities Valuation

Securities of Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund (individually, a “Fund” and collectively, the “Funds”) are valued at their market value, which usually means the last quoted sales price on a security’s principal exchange or, in the case of an equity security listed on the National Association of Dealers’ Automated Quotation System (“NASDAQ”), its NASDAQ Official Closing Price. Securities not traded on the valuation date, fixed income securities and securities not listed on an exchange (including NASDAQ) are valued at the last quoted bid price.  All other securities, including securities in which the quotations are considered by the Funds’ investment advisor to be unreliable due to significant market or other events, are priced at their fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to the following:  only a bid price or an ask price is available; the spread between bid and ask prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by a reliable pricing source; and actions of the securities markets, such as the suspension or limitation of trading.

Generally accepted accounting principles (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Corporate Bonds held by Berwyn Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2016, by security type:

Berwyn Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$130,215,865	$-	$-	$130,215,865
Money Market Funds	9,570,275	-	-	9,570,275
Total	$139,786,140	$-	$-	$139,786,140

Berwyn Income Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$373,767,058	$-	$-	$373,767,058
Preferred Stocks	89,367,241	-	-	89,367,241
Corporate Bonds	-	880,366,715	-	880,366,715
Money Market Funds	358,582,050	-	-	358,582,050
Total	$821,716,349	$880,366,715	$-	$1,702,083,064

Berwyn Cornerstone Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$15,552,942	$-	$-	$15,552,942
Money Market Funds	2,116,785	-	-	2,116,785
Total	$17,669,727	$-	$-	$17,669,727

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type.  As of March 31, 2016, the Funds did not have any transfers into and out of any Level. The Funds did not have any assets or liabilities or derivative instruments that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2016. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.    Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.    Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2016:

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund

Tax Cost of Portfolio Investments	$138,656,048	$1,668,590,716	$16,836,204

Gross Unrealized Appreciation	$25,508,972	$75,789,253	$1,964,720
Gross Unrealized Depreciation	(24,378,880)	(42,296,905)	(1,131,197)

Net Unrealized Appreciation	$1,130,092	$33,492,348	$833,523

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.  Affiliated Investments

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company.  As of March 31, 2016, Landauer, Inc. and PCTEL, Inc. are considered to be affiliates of the Berwyn Income Fund.  Transactions in these companies during the three months ended March 31, 2016 were as follows:

Berwyn Income Fund

	12/31/2015 Value	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	3/31/2016 Value	Net Realized Losses	Earned Income
Landauer, Inc.	$15,758,738	$1,603,492	$-	$327,905	$17,690,135	$-	$146,568
PCTEL, Inc.	$7,376,078	$-	$(200,346)	$472,268	$7,648,000	$(84,739)	$81,056

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share.  Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected.  As of March 31, 2016, Berwyn Fund had 26.2% of the value of its net assets invested within the Industrials sector.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Berwyn Funds

By (Signature and Title)*		/s/ Robert E. Killen

Robert E. Killen, President

Date	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert E. Killen

Robert E. Killen, President

Date	May 20, 2016

By (Signature and Title)*		/s/ Mark J. Seger

Mark J. Seger, Treasurer and Principal Financial Officer

Date	May 20, 2016

* Print the name and title of each signing officer under his or her signature.